American Century Mutual Funds, Inc.
American Century Capital Portfolios, Inc.
SAI dated March 1, 2022

American Century World Mutual Funds, Inc.
SAI dated April 1, 2022

American Century Variable Portfolios, Inc.
SAI dated May 1, 2022

American Century Capital Portfolios, Inc.
SAI dated August 1, 2022

Supplement dated December 1, 2022
The following entries are added to the Management table in the Statements of Additional Information:

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Brian Bulatao (1964)	Director	Since 2022	Chief Administrative Officer, Activision Blizzard, Inc. (2021 to present); Under Secretary of State for Management, U.S. Department of State (2018 to 2021); Chief Operating Officer, Central Intelligence Agency (2017 to 2018)	64	None
Gary C. Meltzer (1963)	Director	Since 2022	Advisor, Pontoro (2021 to present); Executive Advisor, Consultant and Investor, Harris Ariel Advisory LLC (2020 to present); Managing Partner, PricewaterhouseCoopers LLP (1985 to 2020)	64	ExcelFin Acquisition Corp., Apollo Realty Income Solutions, Inc.

The following entries are added to the Qualifications of Directors section in the Statements of Additional Information:
Brian Bulatao: BS in Engineering Management, United States Military Academy at West Point; MBA from Harvard Business School; former military service followed by experience at McKinsey & Co. (global management consulting) and in the private equity industry; experience in senior management positions in government and the private sector
Gary C. Meltzer: BS in Accounting, Binghamton University; Certified Public Accountant; formerly held a variety of roles during 35 years of experience as business advisor and independent auditor providing high quality audits and value-added services with PricewaterhouseCoopers LLP

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